Employee Benefit Liabilities, Net (Tables)	12 Months Ended
Dec. 31, 2023
Employee Benefit Liabilities, Net [Abstract]
Schedule of Expenses Recognized in Comprehensive Income (Loss)	Expenses recognized in comprehensive income (loss):
	Year Ended December 31,
	2023	2022	2021
	U.S. Dollars in thousands

Current service cost	$194	$223	$281
Past service cost	-	-	415
Interest expenses, net	28	15	23
Total employee benefit expenses	222	238	716

Actual return on plan assets	$50	$(25)	$349

Schedule of Expenses Presented in Statement of Comprehensive Income (Loss)	The expenses are presented in the Statement of Comprehensive income (loss) as follows
	Year Ended December 31,
	2023	2022	2021
	U.S. Dollars in thousands

Cost of revenues	$155	$166	$499
Research and development	22	24	90
Selling and marketing	33	27	62
General and administrative	23	21	65

	$233	$238	$716

Schedule of Plan Liabilities, Net	The plan liabilities, net:
	December 31,
	2023	2022
	U.S. Dollars in thousands

Defined benefit obligation	$4,399	$4,379
Fair value of plan assets	3,778	3,707
Total liabilities, net	$621	$672

Schedule of Changes in Present Value of Defined Benefit Obligation	Changes in the present value of defined benefit obligation
	2023	2022
	U.S. Dollars in thousands

Balance at January 1,	$4,380	$5,434
Interest costs	200	78
Current service cost	194	223
Past service cost	-	-
Benefits paid	(376)	(202)
Demographic assumptions	13	(9)
Financial assumptions	(91)	(715)
Past Experience	209	206
Currency Exchange	(130)	(636)
Balance at December 31,	$4,399	$4,379

Schedule of Changes in Fair Value of Plan Assets	Changes in the fair value of plan assets
	2023	2022
	U.S. Dollars in thousands

Balance at January 1,	$3,707	$4,154
Expected return	172	62
Contributions by employer	173	181
Benefits paid	(206)	(181)
Demographic assumptions	-	-
Financial assumptions	-	(4)
Past Experience	50	(20)
Currency exchange	(118)	(485)
Balance at December 31,	$3,778	$3,707

Schedule of Principal Assumptions Underlying Defined Benefit Plan	The principal assumptions underlying the defined benefit plan
	2023	2022	2021
	%

Discount rate of the plan liability	5.3	5.1	3.1
Future salary increases	3.0	3.0	3.0